SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Weighted average assumptions:
Risk-free interest rate	2.13%	2.12%	1.42%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	5 years	5 years	4 years 11 months 15 days
Expected stock price volatility	89.70%	112.34%	129.96%
Forfeiture rate	0.00%	0.00%	0.00%
Weighted average fair value at grant date	$ 0.27	$ 0.31	$ 0.32